Leases	12 Months Ended
Dec. 31, 2022
Leases Disclosure [Abstract]
Leases

24. Leases

Group as a lessee

The Group has lease contracts for various items of property, plant and equipment. Leases of a building and music education equipment generally have lease terms between 3 and 5 years.

The Group also has certain leases with lease terms of 12 months or less and leases with low value. The Group applies recognition exemptions for “short-term leases” and “leases of low-value assets” for these leases.

Set out below are the carrying amounts of right-of-use assets recognised and the movements during the years:

	Building	Music education equipment	Total
	RMB’000	RMB’000	RMB’000
At January 1, 2021	4,318	10,600	14,918
Additions	2,259	475	2,734
Depreciation charge	(3,443)	(696)	(4,139)
Lease termination	(74)	(10,379)	(10,453)
At December 31, 2021	3,060	—	3,060
Additions	8,578	—	8,578
Depreciation charge	(3,433)	—	(3,433)
Lease termination	(1,056)	—	(1,056)
As December 31, 2022	7,149	—	7,149

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2022	2021
	RMB’000	RMB’000
At January 1	3,279	17,490
Additions	8,578	2,734
Accretion of interest	235	1,082
Covid-19 - related rent concessions from a lessor	(859)	—
Lease termination	(1,151)	(14,379)
Payments	(1,309)	(3,648)
At December 31	8,773	3,279
Current	4,123	2,486
Non-current	4,650	793

The following are the amounts recognised in profit or loss:

	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Depreciation expense of right-of-use assets	3,433	4,139	4,480
Interest expense on lease liabilities	235	1,082	2,561
Covid-19-related rent concessions from a lessor	(859)	—	(778)
Expense relating to short term leases and leases of low-value assets included in administrative expenses	1,676	1,604	775
Total amount recognised in profit or loss	4,485	6,825	7,038

The total cash outflow for leases included in the statements of cash flows is as follows:

	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Total cash outflow for leases	2,985	5,252	5,463

Group as a lessor

The Group entered into sub-lease agreements on its office. These leases have terms of three and a half years, which are equal to the lease term of the head lease.

Future minimum rentals receivable under non-cancellable finance leases as at each of the reporting dates are as follows:

	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Amounts receivable:
Within one year	—	357
Total future undiscounted minimum rentals receivables	—	357
Unearned finance income	—	(2)
Net investments in subleases	—	355
Current	—	355
Non-current	—	—